Business Combination - Pro forma results of operations (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) ¥ / shares
Unaudited pro forma results of operations
Pro forma revenue					¥ 6,997,299
Pro forma income from operations					1,599,022
Pro forma net income attributable to the Group					¥ 1,154,382
Pro forma net income per share
Basic (in dollars per share) | ¥ / shares					¥ 1.86
Diluted (in dollars per share) | ¥ / shares					¥ 1.86
Gain on deemed disposal of equity method investments				¥ 9,551	¥ 224,148
Total revenue		$ 2,007,296	¥ 13,060,073	9,788,768	6,086,455
Net Income		$ 485,515	¥ 3,158,900	¥ 2,051,603	1,331,618
2015 Acquisitions of Network Partners
Pro forma net income per share
Gain on deemed disposal of equity method investments					¥ 224,148
Total revenue	¥ 291,688
Net Income	¥ 15,594